ORGANIZATION, OPERATIONS AND BASIS OF ACCOUNTING (Detail Textuals)	Aug. 09, 2017	Jan. 15, 2016 USD ($) Shareholder shares	Dec. 31, 2017 USD ($) shares	Sep. 11, 2017 shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 shares	Feb. 29, 2016 shares
Organization Operations And Basis Of Accounting [Line Items]
Film production costs			$ 35,000,000
Assets acquired		$ 6,566
liabilities assumed		$ 598,869
Common stock, shares authorized (in shares) | shares			25,000,000		25,000,000	25,000,000	5,000,000
Common stock reverse stock split, Description	1 for 40
Subsequent Event
Organization Operations And Basis Of Accounting [Line Items]
Common stock, shares authorized (in shares) | shares				25,000,000
Common stock reverse stock split, Description	1 for 40
Minimum
Organization Operations And Basis Of Accounting [Line Items]
Film production costs					$ 5,000,000
Maximum
Organization Operations And Basis Of Accounting [Line Items]
Film production costs					$ 50,000,000
Share exchange agreement | Smack Sportswear ("Smack") | Mr. Chan and Mr. Williams | Series A Convertible Preferred Stock
Organization Operations And Basis Of Accounting [Line Items]
Number of shareholders | Shareholder		2
Number of preferred stock converted | shares		1,000,000
Number of common stock issued in conversion of preferred stock | shares		2,500,000